Document and Entity Information	6 Months Ended
Mar. 31, 2019
Proceeds to be received under farm out agreement
Entity Registrant Name	GULFSLOPE ENERGY, INC.
Entity Central Index Key	0001341726
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Document Period End Date	Mar. 31, 2019